Accounts Receivable, Net - Schedule of Accounts Receivable (Details) - Accounts Receivable [Member] - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Schedule of Accounts Receivable [Line Items]
Accounts receivable, net	$ 23,528,516	$ 35,914,321
Third Parties [Member]
Schedule of Accounts Receivable [Line Items]
Accounts receivable, gross	33,381,381	56,661,924
Less: allowance for credit losses	(9,852,865)	(20,917,657)
Related Parties [Member]
Schedule of Accounts Receivable [Line Items]
Accounts receivable, gross		214,557
Less: allowance for credit losses		$ (44,503)